Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 192,240,000.00
Total Fee Amount	26,548.34
Total Offset Amount	0.00
Net Fee	$ 26,548.34
Offering Table N/A
Offset Table N/A	N/A